Summary of Significant Accounting Policies (Details 3b) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Numerator:
Net loss attributable to common stockholders for basic earnings per share	$ (3,446,600)		$ (1,090,300)							$ (41,989,900)	$ (7,664,500)	$ (13,885,800)	$ (2,967,700)
less: change in fair value of warrant liability attributable to outstanding warrants issued to Platinum			(314,900)								(251,500)
Net loss for diluted earnings per share attributable to common stockholders	$ (3,446,600)		$ (1,405,200)							$ (41,989,900)	$ (7,916,000)
Denominator:
Weighted average shares used in computing basic net loss attributable to common stockholders per common share	1,765,641		1,302,300							1,650,160	1,270,495	1,318,797	1,098,742
Assumed conversion of dilutive securities											18,179
Denominator for diluted earnings per share - adjusted weighted average shares	1,765,641	1,466,386	1,302,300	1,299,099	1,229,488	1,162,636	1,110,529	1,128,152	1,061,544	1,650,160	1,288,674	1,318,797	1,099,216
Basic net loss attributable to common stockholders per common share	$ (1.95)	$ (4.24)	$ (0.84)	$ (1.58)	$ (3.70)	$ (1.57)	$ 0.12	$ (1.35)	$ 0.18	$ (25.45)	$ (6.03)	$ (10.53)	$ (2.70)
Diluted net loss attributable to common stockholders per common share	$ (1.95)	$ (4.24)	$ (1.08)	$ (1.90)	$ (3.70)	$ (1.57)	$ (0.44)	$ (1.37)	$ (0.44)	$ (25.45)	$ (6.14)	$ (10.61)	$ (3.81)
WarranttoPurchaseStock [Member]
Denominator:
Assumed conversion of dilutive securities											18,179